Statement of Changes in Net Assets Available for Benefits - EBP 006 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Employee	$ 25,459
Employer	30,432
Total Contributions	55,891
Deductions:
Benefits Paid to Participants or Their Beneficiaries	148,353
Total Deductions	148,353
Interest from Notes Receivable from Participants	2,785
Net Investment Gain from Plan’s Interest in Commingled Trust	108,477
Net Transfers to Other Plans	(429)
Net Increase in Net Assets Available for Benefits During the Year	18,371
Net Assets Available for Benefits at Beginning of Year	798,523
Net Assets Available for Benefits at End of Year	$ 816,894